EQUITY COMPENSATION PLAN (Tables)	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Activity
A summary of the Company’s stock option activity under its 2017 Plan for the three months ended March 31, 2024 is as follows (in thousands, except for per share data and years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	6,494	$23.22
Exercised	(1,865)	$21.65
Forfeited	(6)	$32.97
Outstanding as of March 31, 2024	4,623	$23.84	7.6	$52,413
Vested and exercisable as of March 31, 2024	1,892	$22.84	6.3	$23,474
A summary of the Company’s stock option activity under its 2017 Plan for the year ended December 31, 2023 is as follows (in thousands, except for per share data and years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	5,305	$22.95
Granted	1,615	$22.98
Forfeited	(242)	$23.88
Exercised	(184)	$12.59
Outstanding as of December 31, 2023	6,494	$23.22	7.6	$96,548
Vested and exercisable as of December 31, 2023	3,322	$21.80	6.6	$54,101

Schedule of Weighted-Average Assumptions Used to Estimate Fair Value
The weighted-average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option pricing model, as well as the resulting weighted-average fair value, for the three months ended March 31, 2023 were as follows:

THREE MONTHS ENDED MARCH 31, 2023
Risk-free interest rate	3.81%
Expected volatility	84.31%
Expected dividend yield	—%
Expected term (in years)	6.08
Weighted average fair value	$17.95
The weighted-average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option pricing model, as well as the resulting weighted-average fair value for the years ended December 31, 2023 and December 31, 2022 were as follows.

	YEAR ENDED DECEMBER 31,
	2023	2022

Risk-free interest rate	3.77%	2.63%
Expected volatility	84.31%	85.26%
Expected dividend yield	—%	—%
Expected term	6.08	6.08
Weighted average fair value	$16.88	$17.72

Schedule of Stock-Based Compensation Expense
Stock-based compensation expense for stock options consisted of the following (in thousands):

	THREE MONTHS ENDED MARCH 31,
	2024	2023
Research and development	$4,192	$3,849
General and administrative	2,205	1,787
Total stock-based compensation expense	$6,397	$5,636
Stock-based compensation expense for stock options consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2023	2022
Research and development	$16,630	$14,513
General and administrative	8,216	5,937
Total stock-based compensation expense	$24,846	$20,450